Credit Risk - Disclosure of Stage 2 Decomposition Cure and Not Cure Explanatory (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Exposure	£ 319,319	£ 328,792
Coverage	0.30%	0.40%
Stage 2
Disclosure of credit risk exposure [line items]
Exposure	£ 18,013	£ 18,380
ECL	£ 330	£ 592
Coverage	1.80%	3.20%
Stage 2 not in cure period | Stage 2
Disclosure of credit risk exposure [line items]
Exposure	£ 13,351	£ 17,036
ECL	£ 286	£ 554
Coverage	2.10%	3.30%
Stage 2 in cure period (for transfer to Stage 1) | Stage 2
Disclosure of credit risk exposure [line items]
Exposure	£ 4,662	£ 1,344
ECL	£ 44	£ 38
Coverage	0.90%	2.80%